BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
BUSINESS COMBINATIONS

NOTE 4 — BUSINESS COMBINATIONS

Genius Group Ltd.’s Acquisition of Revealed Films

On October 4, 2022, Genius Group Ltd acquired 100% of the voting equity interest of Revealed Films for $11,256,080 of purchase consideration, made up of 1,353,966 of Genius Group Ltd ordinary shares for $2.96 million, $1 million in cash, $2 million of loans payable discounted as $1.9 million, $6.7 million in top up consideration payable upon achieving the pre-agreed milestones and ($1.3) million for the Claw Back clause giving rights to the buyer to return the company to the seller. The loans payable of $2 million was paid to the sellers during Q1 2023. The Company has agreed to pay top up consideration of 1.5X the difference between the revenue in 2023, 2024 and 2025 if the revenue growth is higher than $2 million and a profit of at least 7%. The revenue growth is calculated as revenue during the year minus $2 million or previous year’s revenue if the target was met. The acquisition of Revealed Films occurred in the 4th quarter of the year 2022 and the valuation was finalized by an independent third-party in the year 2023. Revealed Films is a film production company based in Utah. For the year 2022, the reporting was basis the preliminary allocation of the purchase consideration by the management.

Below is a summary of the purchase consideration to the fair value of the assets and liabilities associated with Revealed Films at acquisition.

	As of December 31, 2022	Change	As of December 31, 2023
Purchase price
Value of shares	$7,000,000	(4,043,920)	2,956,080
Cash	1,000,000	-	1,000,000
Deferred payment	2,000,000	(100,000)	1,900,000
Top-up share options	10,380,397	(3,680,397)	6,700,000
Claw back clause	-	(1,300,000)	(1,300,000)
Total purchase price	20,380,397	(9,124,317)	11,256,080
Less: acquired cash	(145,532)	(468)	(146,000)
Purchase price, net of acquired cash	20,234,865	(9,124,785)	11,110,080
Accounts receivable	(152,920)	(80)	(153,000)
Prepaid expenses and other current assets	(745,521)	521	(745,000)
Goodwill	(1,008,694)	1,008,694	-
Intangible assets	(8,884,000)	(876,000)	(9,760,000)
Accounts payable, accrued expenses and other liabilities	1,660,727	(958,727)	702,000
Deferred tax liability	2,202,088	(2,202,088)	-

Goodwill	$13,306,545	(12,152,465)	1,154,080

The acquired intangible assets are as follows

	As of December 31, 2022	Change	As of December 31, 2023
Trademarks	$-	700,000	$700,000
Film Library	-	4,600,000	4,600,000
Customer List	-	4,200,000	4,200,000
Customer Relationship	8,884,000	(8,624,000)	260,000

Total	$8,884,000	(876,000)	$9,760,000